Sensitivity analysis for provisions assumptions (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
PCBs [Member] | Discount rate [Member]
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	₩ (811)	₩ (817)
0.1% Decrease	816	822
PCBs [Member] | Inflation rate [Member]
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	826	834
0.1% Decrease	(822)	(830)
Nuclear plants [Member] | Discount rate [Member]
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	(262,949)	(209,277)
0.1% Decrease	270,370	215,139
Nuclear plants [Member] | Inflation rate [Member]
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	287,926	240,115
0.1% Decrease	(280,249)	(233,553)
Spent fuel [Member] | Discount rate [Member]
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	(51,015)	(52,353)
0.1% Decrease	52,997	54,387
Spent fuel [Member] | Inflation rate [Member]
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	53,763	55,173
0.1% Decrease	₩ (51,823)	₩ (53,182)